Personnel - Disclosure of Detailed Information About Number of People Employed (Detail) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number and average number of employees [line items]
Number of employees	33,200	33,200	32,100
Average number of employees	33,400	32,800	31,800
North America [member]
Disclosure of number and average number of employees [line items]
Number of employees	14,200	14,100	13,800
Average number of employees	14,200	14,000	13,700
Europe [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,500	9,500	9,200
Average number of employees	9,600	9,400	9,200
Rest of world [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,500	9,600	9,100
Average number of employees	9,600	9,400	8,900
Operating segments [member]
Disclosure of number and average number of employees [line items]
Number of employees	32,400	32,400	31,300
Average number of employees	32,600	32,000	31,000
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of number and average number of employees [line items]
Number of employees	8,600	8,100	7,900
Average number of employees	8,300	8,000	7,700
Operating segments [member] | Risk [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,700	9,100	8,700
Average number of employees	9,600	9,000	8,600
Operating segments [member] | Legal [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,400	10,600	10,500
Average number of employees	10,500	10,600	10,600
Operating segments [member] | Exhibitions [member]
Disclosure of number and average number of employees [line items]
Number of employees	3,700	4,600	4,200
Average number of employees	4,200	4,400	4,100
Corporate/shared functions [member]
Disclosure of number and average number of employees [line items]
Number of employees	800	800	800
Average number of employees	800	800	800